Inventories	12 Months Ended
Dec. 31, 2011
Inventories

8.	Inventories

The components of inventories follow:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010

Finished goods	$2,765	$3,665
Work-in-process	4,119	3,727
Raw materials and supplies	885	883

Total inventories(a), (b)	$7,769	$8,275

(a)

The decrease in total inventories is primarily due to the inventory sold during 2011 that was acquired from Wyeth and had been recorded at fair value, partially offset by the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.) and the impact of foreign exchange.

(b)	Certain amounts of inventories are in excess of one year’s supply. There are no recoverability issues associated with those amounts.